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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                   	  Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer High Yield Fund
               Schedule of Investments  7/31/2009 (unaudited)

PrincipalFloating
Amount($)Rate (b)                                                  Value
               CONVERTIBLE CORPORATE BONDS - 16.2 %
               Energy - 1.9 %
               Coal & Consumable Fuels - 0.6 %
22,813,000     Massey Energy Co., 3.25%, 8/1/15                $17,223,815
               Oil & Gas Equipment & Services - 0.4 %
11,610,000     Exterran Holdings, Inc., 4.25%, 6/15/14         $11,522,925
               Oil & Gas Refining & Marketing - 0.1 %
11,450,000     Verenium Corp., 5.5%, 4/1/27 (144A)             $ 2,504,688
               Oil & Gas Exploration & Production - 0.8 %
2,335,000      Carrizo Oil & Gas, Inc., 4.875%, 6/1/28         $ 1,704,550
25,265,000     Chesapeake Energy Corp., 2.5%, 5/15/37           19,296,144
                                                               $21,000,694
               Total Energy                                    $52,252,122
               Materials - 0.2 %
               Steel - 0.2 %
5,130,000      Steel Dynamics, Inc., 5.125%, 6/15/14           $ 6,181,650
               Total Materials                                 $ 6,181,650
               Capital Goods - 2.9 %
               Construction & Farm Machinery & Heavy Trucks - 0.2 %
11,299,000     Greenbrier Co., Inc., 2.375%, 5/15/26           $ 7,174,865
               Electrical Component & Equipment - 1.3 %
43,587,000     Roper Industries, Inc., 1.4813%, 1/15/34        $25,879,781
9,945,000      General Cable Corp., 1.0%, 10/15/12               8,353,800
                                                               $34,233,581
               Trading Companies & Distributors - 1.4 %
39,195,000     Wesco Distribution, Inc., 1.75%, 11/15/26       $38,117,138
               Total Capital Goods                             $79,525,584
               Commercial Services & Supplies - 0.5 %
               Environmental & Facilities Services - 0.5 %
12,475,000     Covanta Holdings, 3.25%, 6/1/14                 $13,753,688
               Total Commercial Services & Supplies            $13,753,688
               Transportation - 0.5 %
               Marine - 0.5 %
17,745,000     Horizon Lines, 4.25%, 8/15/12                   $12,421,500
               Total Transportation                            $12,421,500
               Consumer Durables & Apparel - 0.5 %
               Homebuilding - 0.5 %
12,580,000     D.R. Horton, Inc., 2.0%, 5/15/14 (c)            $14,073,875
               Total Consumer Durables & Apparel               $14,073,875
               Media - 1.7 %
               Advertising - 1.5 %
45,689,000     Interpublic Group Cos., 4.25%, 3/15/23          $41,291,434
               Movies & Entertainment - 0.1 %
9,137,000      Live Nation, Inc., 2.875%, 7/15/27              $ 5,402,251
               Total Media                                     $46,693,685
               Retailing - 0.6 %
               Automotive Retail - 0.6 %
17,896,000     Sonic Automotive, Inc., 6.0%, 5/15/12           $16,352,649
               Total Retailing                                 $16,352,649
               Food, Beverage & Tobacco - 0.4 %
               Tobacco - 0.3 %
9,945,000      Alliance One International, Inc., 5.5%, 7/15/14 $10,268,213
               Total Food, Beverage & Tobacco                  $10,268,213
               Health Care Equipment & Services - 1.9 %
               Health Care Equipment - 0.6 %
21,562,000     Hologic, Inc., 2.0%, 12/15/37                   $16,548,835
               Health Care Facilities - 0.0 %
1,784,000      LifePoint Hospitals, Inc., 3.5%, 5/15/14        $ 1,518,630
               Health Care Services - 1.0 %
36,665,000     Omnicare, Inc., 3.25%, 12/15/35                 $27,177,931
               Health Care Supplies - 0.2 %
5,270,000      Inverness Medical Innovation, 3.0%, 5/15/16     $ 4,914,275
1,240,000      Inverness Medical Innovation, 3.0%, 5/15/16 (144  1,156,300
                                                               $ 6,070,575
               Total Health Care Equipment & Services          $51,315,971
               Pharmaceuticals & Biotechnology - 0.9 %
               Biotechnology - 0.9 %
14,400,000     BioMarin Pharmaceuticals, 1.875%, 4/23/17       $13,284,000
19,255,000     MannKind Corp., 3.75%, 12/15/13 (c)              11,697,413
                                                               $24,981,413
               Total Pharmaceuticals & Biotechnology           $24,981,413
               Diversified Financials - 0.1 %
               Consumer Finance - 0.1 %
4,150,000      Dollar Financial, 2.875%, 6/30/27 (144A) (c)    $ 3,112,500
               Total Diversified Financials                    $ 3,112,500
               Real Estate - 0.6 %
               Office Real Estate Investment Trusts - 0.6 %
3,900,000      Alexandria Real Estate Equities, 8.0%, 4/15/29  $ 4,372,875
14,100,000     Alexandria Real Estate Equities, 3.7%, 1/15/27 ( 12,231,750
                                                               $16,604,625
               Total Real Estate                               $16,604,625
               Software & Services - 0.0 %
               Data Processing & Outsourced Services - 0.0 %
575,000        CSG Systems International, Inc., 2.5%, 6/15/24  $  541,219
               Total Software & Services                       $  541,219
               Technology Hardware & Equipment - 1.9 %
               Communications Equipment - 0.8 %
12,950,000     CommScope, Inc., 3.25%, 7/1/15                  $14,941,063
16,825,000     Nortel Networks, 2.125%, 4/15/14  (c)             6,835,156
                                                               $21,776,219
               Electronic Equipment & Instruments - 0.6 %
3,135,000      L-1 Identity Solutions, Inc., 3.75%, 5/15/27    $ 2,715,694
17,000,000     Newport Corp., 2.5%, 2/15/12 (144A)              14,450,000
                                                               $17,165,694
               Technology Distributors - 0.5 %
11,755,000     Anixter International, Inc., 1.0%, 2/15/13      $ 9,756,650
3,750,000      Anixter International, Inc., 1.0%, 2/15/13 (144A  3,112,500
                                                               $12,869,150
               Total Technology Hardware & Equipment           $51,811,063
               Telecommunication Services - 1.2 %
               Alternative Carriers - 0.4 %
15,385,000     Time Warner Telecommunication, Inc., 2.375%, 4/1$13,154,175
               Integrated Telecommunication Services - 0.6 %
8,028,000      MasTec, Inc., 4.0%, 6/15/14                     $ 7,696,845
7,872,000      Qwest Communications International, 3.5%, 11/15/  7,822,800
                                                               $15,519,645
               Wireless Telecommunication Services - 0.2 %
4,660,000      SBA Communications Corp., 4.0%, 10/1/14         $ 5,038,625
               Total Telecommunication Services                $33,712,445
               Utilities - 0.2 %
               Multi-Utilities - 0.2 %
4,610,000      CMS Energy Corp., 5.5%, 6/15/29                 $ 5,007,610
               Total Utilities                                 $ 5,007,610
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost  $417,782,982)                            $438,609,812
Shares
               CONVERTIBLE PREFERRED STOCKS - 5.7 %
               Energy - 0.7 %
               Oil & Gas Exploration & Production - 0.7 %
156,500        Whiting Petroleum Corp., 6.25%, 12/31/99 *      $19,136,820
               Total Energy                                    $19,136,820
               Materials - 1.9 %
               Diversified Metals & Mining - 1.9 %
31,894         Freeport-McMoRan Copper & Gold., 5.5%, 12/31/49 $42,060,213
113,000        Freeport-McMoRan Copper & Gold., 6.75%, 5/1/10   10,384,700
                                                               $52,444,913
               Total Materials                                 $52,444,913
               Capital Goods - 0.5 %
               Electrical Component & Equipment - 0.5 %
68,400         General Cable Corp., 5.75%, 11/24/13            $13,526,100
               Total Capital Goods                             $13,526,100
               Health Care Equipment & Services - 0.6 %
               Health Care Supplies - 0.6 %
72,162         Inverness Medical Corp., 3.0%, 12/31/49         $16,338,920
               Total Health Care Equipment & Services          $16,338,920
               Banks - 0.6 %
               Thrifts & Mortgage Finance - 0.6 %
726,432        Sovereign Cap Trust IV, 4.375%, 3/1/34          $15,300,474
               Total Banks                                     $15,300,474
               Diversified Financials - 0.8 %
               Asset Management & Custody Banks - 0.2 %
190,000        Legg Mason, Inc., 7.0%, 6/30/11                 $ 5,901,400
               Diversified Financial Services - 0.5 %
18,485         Bank of America Corp., 7.25%, 12/31/49          $15,527,400
               Total Diversified Financials                    $21,428,800
               Utilities - 0.6 %
               Multi-Utilities - 0.6 %
253,300        CMS Energy Corp., 4.5%, 12/31/49                $17,414,375
               Total Utilities                                 $17,414,375
               TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost  $144,525,661)                            $155,590,402

               COMMON STOCKS - 12.0 %
               Energy - 0.9 %
               Integrated Oil & Gas - 0.3 %
222,600        Marathon Oil Corp.                              $ 7,178,850
               Oil & Gas Drilling - 0.4 %
2,703,871      Hercules Offshore, Inc. * (c)                   $12,816,349
               Oil & Gas Exploration & Production - 0.1 %
424,463        Sandridge Energy, Inc. * (c)                    $ 3,968,729
               Total Energy                                    $23,963,928
               Materials - 0.8 %
               Construction Materials - 0.3 %
169,094        Texas Industries, Inc. (c)                      $ 7,693,777
               Diversified Chemical - 0.2 %
115,200        FMC Corp.                                       $ 5,603,328
               Diversified Metals & Mining - 0.2 %
2,600,200      PolyMet Mining Corp. * (c)                      $ 4,316,332
272,200        Titanium Metals Corp. (c)                         2,278,314
                                                               $ 6,594,646
               Gold - 0.0 %
38,200         Barrick Gold Corp.                              $ 1,333,180
               Total Materials                                 $21,224,931
               Capital Goods - 2.9 %
               Aerospace & Defense - 0.9 %
873,300        BE Aerospace, Inc. * (c)                        $14,112,528
211,875        ITT Corp.                                        10,466,625
                                                               $24,579,153
               Building Products - 0.3 %
207,312        Lennox International, Inc. (c)                  $ 7,224,823
               Construction & Farm Machinery & Heavy Trucks - 0.0 %
623,514        Commercial Vehicle Group, Inc. *                $ 1,253,263
               Electrical Component & Equipment - 0.8 %
259,100        Cooper Industries, Inc.                         $ 8,537,345
349,700        General Cable Corp. * (c)                        13,557,869
                                                               $22,095,214
               Industrial Machinery - 0.8 %
308,480        ESCO Technoligies, Inc. * (c)                   $12,675,443
480,100        Kennametal, Inc.                                 10,235,732
                                                               $22,911,175
               Total Capital Goods                             $78,063,628
               Consumer Services - 1.3 %
               Casinos & Gaming - 0.7 %
467,300        International Game Technology                   $ 9,229,175
476,400        Scientific Games Corp. * (c)                      8,584,728
                                                               $17,813,903
               Restaurants - 0.3 %
406,201        Starbucks Corp. * (c)                           $ 7,189,758
               Specialized Consumer Services - 0.3 %
1,563,840      Service Corp. International                     $ 9,883,469
               Total Consumer Services                         $34,887,130
               Media - 0.2 %
               Movies & Entertainment - 0.0 %
134,390        Cinemark Holdings, Inc. (c)                     $ 1,490,385
               Publishing - 0.2 %
154,300        McGraw-Hill Co., Inc.                           $ 4,837,305
               Total Media                                     $ 6,327,690
               Retailing - 0.3 %
               Automotive Retail - 0.1 %
210,574        Sonic Automotive, Inc. *                        $ 2,590,060
               Department Stores - 0.2 %
211,400        J.C. Penney Co., Inc. (c)                       $ 6,373,710
               Total Retailing                                 $ 8,963,770
               Food, Beverage & Tobacco - 0.2 %
               Tobacco - 0.2 %
1,334,100      Alliance One International, Inc. * (c)          $ 5,523,174
               Total Food, Beverage & Tobacco                  $ 5,523,174
               Health Care Equipment & Services - 0.7 %
               Health Care Supplies - 0.2 %
186,500        Inverness Medical Innovations, Inc. * (c)       $ 6,275,725
               Managed Health Care - 0.4 %
223,200        Aetna, Inc.                                     $ 6,019,704
204,500        CIGNA Corp.                                       5,807,800
                                                               $11,827,504
               Total Health Care Equipment & Services          $18,103,229
               Pharmaceuticals & Biotechnology - 1.6 %
               Biotechnology - 0.0 %
4,107,756      Epix Medical, Inc. *                            $  69,832
               Life Sciences Tools & Services - 1.6 %
220,145        Bio-Rad Laboratories, Inc. *                    $17,048,029
361,500        Thermo Fisher Scientific, Inc. *                 16,368,720
205,600        Waters Corp. *                                   10,331,400
                                                               $43,748,149
               Total Pharmaceuticals & Biotechnology           $43,817,981
               Real Estate - 0.4 %
               Mortgage Real Estate Investment Trusts - 0.4 %
706,056        Annaly Capital Management, Inc.                 $12,146,424
               Total Real Estate                               $12,146,424
               Technology Hardware & Equipment - 0.9 %
               Communications Equipment - 0.1 %
162,438        CommScope, Inc. *                               $ 4,158,413
               Electronic Equipment & Instruments - 0.5 %
248,742        Itron, Inc. * (c)                               $12,976,870
               Electronic Manufacturing Services - 0.2 %
290,100        Tyco Electronics, Ltd. (c)                      $ 6,228,447
               Total Technology Hardware & Equipment           $23,363,730
               Telecommunication Services - 0.4 %
               Integrated Telecommunication Services - 0.4 %
183,583        General Communication, Inc. * (c)               $ 1,257,544
1,085,700      Windstream Corp.                                  9,521,589
                                                               $10,779,133
               Total Telecommunication Services                $10,779,133
               Utilities - 1.5 %
               Gas Utilities - 0.1 %
115,200        Questar Corp.                                   $ 3,809,664
               Independent Power Producer & Energy Traders - 0.9 %
997,582        NRG Energy, Inc. * (c)                          $27,144,206
               Multi-Utilities - 0.3 %
40,900         Public Service Enterprise Group, Inc.           $ 1,327,204
140,111        Sempra Energy                                     7,346,020
                                                               $ 8,673,224
               Total Utilities                                 $39,627,094
               TOTAL COMMON STOCKS
               (Cost  $350,266,852)                            $326,791,842

               ASSET BACKED SECURITIES - 0.1 %
               Banks - 0.1 %
               Thrifts & Mortgage Finance - 0.1 %
2,510,000 0.74 Bear Stearns Asset Backed Securities, Inc.      $  322,713
2,166,000 0.64 FBR Securitixation Trust, Floating Rate Trust, 1  1,161,293
                                                               $ 1,484,006
               TOTAL ASSET BACKED SECURITIES
               (Cost  $2,634,997)                              $ 1,484,006
Principal
Amount ($)
               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1 %
               Telecommunication Services - 0.1 %
               Integrated Telecommunication Services - 0.1 %
1,585,000 0.00 Global Tower Partners Acquisition, 7.87%, 5/15/3$ 1,378,950
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $1,200,141)                              $ 1,378,950

               CORPORATE BONDS - 61.3 %
               Energy - 9.2 %
               Coal & Consumable Fuels - 0.4 %
11,275,000     Massey Energy Co., 6.875%, 12/15/13             $10,880,375
               Oil & Gas Equipment & Services - 0.2 %
6,545,000      Complete Production Service, 8.0%, 12/15/16     $ 5,595,975
               Oil & Gas Exploration & Production - 4.1 %
7,455,000      Berry Petroleum Co., 10.25%, 6/1/14             $ 7,790,475
2,370,000      Bill Barrett Corp., 9.875%, 7/15/16               2,470,725
4,950,000      Chesapeake Energy Corp., 9.5%, 2/15/15            5,253,188
3,845,000      Denbury Resources, Inc., 9.75%, 3/1/16 (c)        4,104,538
12,060,000     Hilcorp Energy, 7.75%, 11/1/15 (144A)            10,733,400
10,120,000     Linn Energy LLC, 11.75%, 5/15/17 (144A)          10,221,200
10,565,000     Parallel Petroleum Corp., 10.25%, 8/1/14          7,501,150
4,555,000      PetroHawk Energy Corp., 10.5%, 8/1/14 (144A)      4,873,850
3,350,000      PetroHawk Energy Corp., 7.875%, 6/1/15            3,249,500
4,745,000      PetroHawk Energy Corp., 9.125%, 7/15/13           4,922,938
7,565,000      Plains Exploration & Production Co., 10.0%, 3/1/  8,179,656
1,030,000      Plains Exploration & Production Co., 7.0%, 3/15/   975,925
2,770,000      Plains Exploration & Production Co., 7.75%, 6/15  2,749,225
4,380,000      Quicksilver Resources, Inc., 7.125%, 4/1/16       3,679,200
13,440,000     Quicksilver Resources, Inc., 8.25%, 8/1/15       12,902,400
22,850,000     Sandridge Energy, Inc., 8.0%, 6/1/18             20,793,500
1,710,000      Sandridge Energy, Inc., 8.625%, 4/1/15            1,624,500
                                                               $112,025,370
               Oil & Gas Refining & Marketing - 2.7 %
5,175,000      Tesoro Corp., 6.5%, 6/1/17 (144A) (c)           $ 4,528,125
77,195,000     Tesoro Corp., 6.625%, 11/1/15                    69,475,500
                                                               $74,003,625
               Oil & Gas Storage & Transporation - 1.7 %
11,625,00 8.40 Enterprise Products, Floating Rate Note, 8/1/66 $10,113,750
29,747,000     Holly Energy Partners LP, 6.25%, 3/1/15          26,474,830
5,270,000      Regency Energy Partners LP, 9.375%, 6/1/16        5,375,400
5,890,000 7.20 Southern Union Co., 7.2%, 11/1/66                 4,240,800
                                                               $46,204,780
               Total Energy                                    $248,710,125
               Materials - 10.8 %
               Aluminum - 2.3 %
4,185,000      CII Carbon LLC, 11.125%, 11/15/15               $ 3,348,000
15,789,32 6.83 Noranda Aluminum Acquisition, Floating Rate Note  8,447,287
62,583,000     Novelis, Inc., 7.25%, 2/15/15                    51,318,060
                                                               $63,113,347
               Commodity Chemicals - 1.5 %
26,755,000     Georgia Gulf Corp., 10.75%, 10/15/16            $ 4,548,350
57,909,000     Georgia Gulf Corp., 9.5%, 10/15/14 (c)           37,061,760
                                                               $41,610,110
               Construction Materials - 0.1 %
3,658,000      Texas Industries, Inc., 7.25%, 7/15/13          $ 3,365,360
               Diversified Chemical - 0.2 %
4,190,000      Ashland, Inc., 9.125%, 6/1/17                   $ 4,420,450
3,579,000      Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) (  1,619,498
                                                               $ 6,039,948
               Diversified Metals & Mining - 0.8 %
1,023,500      Blaze Recycling & Metals, 15.0%, 5/14/12        $ 1,023,500
3,560,000      Blaze Recycling & Metals, 13.0%, 7/15/12          2,207,200
16,490,000     Teck Resources, Ltd., 10.25%, 5/15/16            18,674,925
                                                               $21,905,625
               Metal & Glass Containers - 1.4 %
3,500,000      AEP Industries, Inc., 7.875%, 3/15/13           $ 3,158,750
39,025,000     Crown Cork and Seal Co., Inc., 7.375%, 12/15/26  33,659,063
                                                               $36,817,813
               Paper Packaging - 1.4 %
2,320,000      Graham Packaging Co., 8.5%, 10/15/12            $ 2,302,600
18,430,000     Graham Packaging Co., 9.875%, 10/15/14 (c)       17,646,725
18,480,000     Graphic Packaging Co., 9.5%, 8/15/13 (c)         18,410,700
                                                               $38,360,025
               Paper Products - 0.5 %
28,440,000     Bowater, Inc., 6.5%, 6/15/13 (c)                $ 4,550,400
6,230,000      Cellu Tissue Holdings, Inc., 11.5%, 6/1/14        6,479,200
3,795,000      Clearwater Paper Corp., 10.625%, 6/15/16          4,003,725
                                                               $15,033,325
               Commodity Chemicals - 1.9 %
22,445,000     Arco Chemical Co., 9.8%, 2/1/20 (c)             $ 5,947,925
42,275,000     Millenium America, Inc., 7.625%, 11/15/26         3,170,625
53,500,000     Nova Chemicals Corp., 7.875%, 9/15/25            43,870,000
                                                               $52,988,550
               Steel - 0.6 %
23,405,000     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)$16,149,450
               Total Materials                                 $295,383,553
               Capital Goods - 9.4 %
               Aerospace & Defense - 2.4 %
14,830,000     Aeroflex, Inc., 11.75%, 2/15/15                 $12,012,300
16,235,000     BE Aerospace, Inc., 8.5%, 7/1/18                 16,153,825
5,720,000      Bombardier, Inc., 8.0%, 11/15/14 (144A) (c)       5,519,800
5,870,000      DigitalGlobe, Inc., 10.5%, 5/1/14                 6,119,475
27,380,000     Esterline Technology, 7.75%, 6/15/13             26,832,400
                                                               $66,637,800
               Building Products - 0.2 %
5,230,000      USG Corp., 9.75%, 8/1/14 (144A)                 $ 5,334,600
               Construction & Engineering - 0.1 %
3,250,000      Esco Corp., 8.625%, 12/15/13 (144A)             $ 2,990,000
525,000   6.65 Esco Corp., Floating Rate Note, 12/15/13 (144A)    441,000
                                                               $ 3,431,000
               Construction & Farm Machinery & Heavy Trucks - 0.9 %
6,230,000      American Railcar, 7.5%, 3/1/14                  $ 5,700,450
22,055,000     Greenbrier Co., Inc., 8.375%, 5/15/15 (c)        16,320,700
3,605,000      Titan Wheel International, Inc., 8.0%, 1/15/12    3,316,600
                                                               $25,337,750
               Electrical Component & Equipment - 2.8 %
42,733,000     Anixter International Corp., 5.95%, 3/1/15      $37,391,375
29,845,000     Baldor Electric, 8.625%, 2/15/17 (c)             29,919,613
1,135,000      Belden CDT, Inc., 7.0%, 3/15/17                    998,800
9,336,000      General Cable Corp., 7.125%, 4/1/17 (c)           8,869,200
                                                               $77,178,988
               Industrial Conglomerates - 0.5 %
12,710,000     Kansas City Southern, 8.0%, 6/1/15              $12,392,250
               Industrial Machinery - 1.4 %
23,330,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $21,171,975
24,161,000     Mueller Water Products, 7.375%, 6/1/17           17,697,933
                                                               $38,869,908
               Trading Companies & Distributors - 1.0 %
33,935,000     Wesco Distribution, Inc., 7.5%, 10/15/17        $27,148,000
               Total Capital Goods                             $256,330,296
               Transportation - 0.5 %
               Air Freight & Couriers - 0.4 %
11,710,000     Ceva Group Plc, 10.0%, 9/1/14 (144A)            $ 8,665,400
               Railroads - 0.1 %
3,535,000      Kansas City Southern Mex 7.375%, 6/1/14         $ 3,110,800
               Total Transportation                            $11,776,200
               Automobiles & Components - 1.7 %
               Auto Parts & Equipment - 1.4 %
12,770,000     Allison Transmissions, Inc., 11.0%, 11/1/15 (144$11,620,700
9,445,000      Allison Transmissions, Inc., 11.25%, 11/1/15 (14  7,744,900
10,055,000     Cooper Standard Automotive, Inc., 7.0%, 12/15/12  2,262,375
29,375,000     Lear Corp., 8.75%, 12/1/16                       13,145,313
5,380,000      Tenneco Automotive, Inc., 8.625%, 11/15/14        4,626,800
                                                               $39,400,088
               Tires & Rubber - 0.2 %
5,125,000      Goodyear Tire & Rubber Co. 10.5%, 5/15/16       $ 5,496,563
               Total Automobiles & Components                  $44,896,651
               Consumer Durables & Apparel - 1.0 %
               Homebuilding - 0.1 %
4,875,000      Meritage Homes Corp., 6.25%, 3/15/15            $ 3,985,313
               Housewares & Specialties - 0.9 %
9,145,000      Yankee Acquisition Corp., 8.5%, 2/15/15 (c)     $ 8,184,775
19,590,000     Yankee Acquisition Corp., 9.75%, 2/15/17 (c)     16,259,700
                                                               $24,444,475
               Total Consumer Durables & Apparel               $28,429,788
               Consumer Services - 1.3 %
               Casinos & Gaming - 1.3 %
7,825,000      Firekeepers Development Authority, 13.875%, 5/1/$ 7,825,000
33,735,000     Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A) 16,530,150
7,147,000      Scientific Games Corp., 6.25%, 12/15/12 (c)       6,932,590
2,670,000      Scientific Games International, Inc., 9.25%, 6/1  2,763,450
                                                               $34,051,190
               Total Consumer Services                         $34,051,190
               Media - 3.7 %
               Advertising - 0.9 %
22,885,000     Interpublic Group, Inc., 7.25%, 8/15/11 (c)     $23,914,825
               Broadcasting - 2.7 %
11,430,000     Hughes Network Systems LLC 9.5%, 4/15/14        $11,430,000
6,750,000      Intelsat Bermuda Ltd., 11.5%, 2/4/17 (144A)       5,805,000
21,650,000     Intelsat Subsidary Holdings Co., Ltd., 8.5%, 1/1 21,866,500
4,750,000      Telesat Canada, 11.0%, 11/1/15 (c)                4,916,250
8,690,000      Telesat Canada, 12.5%, 11/1/17 (c)                8,863,800
33,650,000     Univision Communications, 9.75%, 3/15/15 (144A)  22,545,500
                                                               $75,427,050
               Total Media                                     $99,341,875
               Retailing - 2.3 %
               Apparel Retail - 0.4 %
12,760,000     Brown Shoe Co., Inc., 8.75%, 5/1/12             $12,217,700
               Automotive Retail - 0.6 %
18,994,000     Sonic Automotive, Inc., 8.625%, 8/15/13         $15,005,260
               Internet Retail - 1.0 %
16,315,000     Expedia, Inc., 8.5%, 7/1/16 (144A)              $16,559,725
13,745,000     Ticketmaster, 10.75%, 7/28/16                    13,195,200
                                                               $29,754,925
               Specialty Stores - 0.2 %
6,065,000      Sally Holdings LLC, 10.5%, 11/15/16 (c)         $ 6,246,950
               Total Retailing                                 $63,224,835
               Food, Beverage & Tobacco - 1.0 %
               Tobacco - 0.9 %
26,870,000     Alliance One International, Inc., 10.0%, 7/15/16$26,466,950
               Total Food, Beverage & Tobacco                  $26,466,950
               Household & Personal Products - 0.1 %
               Household Products - 0.1 %
2,860,000      Central Garden, 9.125%, 2/1/13                  $ 2,852,850
               Total Household & Personal Products             $ 2,852,850
               Health Care Equipment & Services - 4.3 %
               Health Care Facilities - 1.5 %
6,040,000      HCA Inc., 6.25%, 2/15/13                        $ 5,647,400
12,859,175     HCA Inc., 9.625%, 11/15/16                       13,405,690
9,185,000      HCA, Inc. 8.5%, 4/15/19                           9,414,625
2,120,000      HCA, Inc. 9.875%, 2/15/17 (c)                     2,231,300
3,215,000      Psychiatric Solutions, Inc., 7.75%, 7/15/15 (c)   3,046,213
8,090,000      Psychiatric Solutions, Inc., 7.75%, 7/15/15       7,463,025
                                                               $41,208,253
               Health Care Services - 1.1 %
13,785,000     Surgical Care Affiliates, 10.0%, 7/15/17 (144A) $ 9,787,350
16,686,150     Surgical Care Affiliates, 8.875%, 7/15/15 (144A) 12,180,890
7,800,000      US Oncology, Inc., 9.125%, 8/15/17                8,053,500
                                                               $30,021,740
               Health Care Supplies - 1.6 %
11,900,000     Bausch & Lomb, Inc., 9.875%, 11/1/15 (c)        $11,870,250
24,815,000     Biomet, Inc., 10.375%, 10/15/17 (c)              26,552,050
6,070,000      Inverness Medical Innovation, 9.0%, 5/15/16 (c)   6,070,000
                                                               $44,492,300
               Total Health Care Equipment & Services          $115,722,293
               Pharmaceuticals & Biotechnology - 0.1 %
               Biotechnology - 0.1 %
3,290,000      Warner Chilcott Corp., 8.75%, 2/1/15            $ 3,290,000
               Total Pharmaceuticals & Biotechnology           $ 3,290,000
               Diversified Financials - 0.8 %
               Asset Management & Custody Banks - 0.6 %
5,565,000      Janus Capital Group, Inc., 6.5%, 6/15/12        $ 5,399,875
11,439,000     Janus Capital Group, Inc., 6.95%, 6/15/17        10,220,449
                                                               $15,620,324
               Diversified Financial Services - 0.0 %
2,265,000      Ibis Re, Ltd., 11.2775%, 5/10/12                $ 2,285,612
               Specialized Finance - 0.2 %
3,850,000      NCO Group, Inc., 11.875%, 11/15/14              $ 2,233,000
3,520,000 7.68 NCO Group, Inc., Floating Rate Note, 11/15/13     2,393,600
                                                               $ 4,626,600
               Total Diversified Financials                    $22,532,536
               Insurance - 2.6 %
               Insurance Brokers - 1.4 %
19,710,000     Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)    $17,344,800
4,550,000      Hub International Holdings, 10.25%, 6/15/15 (144  3,605,875
5,000,000      Leucadia National, 7.125%, 3/15/17 (144A)         4,425,000
13,265,000     Leucadia National, 8.125%, 9/15/15               12,767,563
                                                               $38,143,238
               Multi-Line Insurance - 0.5 %
18,792,0010.75 Liberty Mutual Group, Floating Rate Note, 6/15/5$15,832,260
               Property & Casualty Insurance - 0.1 %
3,280,000      Hanover Insurance Group, 7.625%, 10/15/25       $ 2,755,200
               Reinsurance - 0.5 %
2,500,000 7.19 Blue Fin, Ltd., Floating Rate Note, 4/10/12     $ 2,170,750
2,000,000 8.92 Caelus Re, Ltd., Floating Rate Note, 6/7/11       1,820,600
1,675,00012.03 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/  1,313,870
625,000   8.78 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/   572,313
12,585,0014.00 MBIA Insurance Corp., Floating Rate Note, 1/15/3  4,451,944
750,000   7.20 Muteki, Ltd., Cat Bond, Floating Rate Note, 5/24   713,925
790,000   7.45 Newton Re, Ltd., Cat Bond, Floating Rate Note, 1   778,940
1,150,000 9.75 Newton Re, Ltd., Cat Bond, Floating Rate Note, 1  1,052,365
                                                               $12,874,707
               Total Insurance                                 $69,605,405
               Real Estate - 3.1 %
               Real Estate Operating Companies - 3.1 %
83,340,000     Forest City Enterprises, 6.50%, 2/1/17          $47,503,800
55,755,000     Forest City Enterprises, 7.625%, 6/1/15          36,798,300
                                                               $84,302,100
               Total Real Estate                               $84,302,100
               Software & Services - 2.4 %
               Application Software - 0.1 %
3,205,000      Vangent, Inc., 9.625%, 2/15/15                  $ 2,852,450
               Data Processing & Outsourced Services - 1.1 %
35,565,000     First Data Corp., 9.875%, 9/24/15 (144A) (c)    $30,007,969
               Internet Software & Services - 0.6 %
16,557,000     Terremark Worldwide, Inc., 12.0%, 6/15/17       $16,722,570
               IT Consulting & Other Services - 0.6 %
14,035,000     Sungard Data Systesm, Inc., 9.125%, 8/15/13 (c) $14,315,700
               Total Software & Services                       $63,898,689
               Technology Hardware & Equipment - 1.8 %
               Computer Storage & Peripherals - 0.2 %
6,135,000      Seagate Technology Intl, 10.0%, 5/1/14          $ 6,717,825
               Electronic Components - 0.9 %
22,340,000     Corning, Inc., 8.875%, 8/16/21                  $25,687,604
               Technology Distributors - 0.6 %
19,327,000     Arrow Electronic, Inc., 7.5%, 1/15/27           $17,231,528
               Total Technology Hardware & Equipment           $49,636,957
               Semiconductors - 0.2&
               Semiconductor Equipment - 0.2 %
4,537,927      Freescale Semiconductor, Inc., 12.5%, 12/15/14  $ 4,191,910
               Total Semiconductors                            $ 4,191,910
               Telecommunication Services - 2.4 %
               Alternative Carriers - 0.4 %
14,200,000     Paetec Holding Corp., 8.875%, 6/30/17           $13,490,000
               Integrated Telecommunication Services - 1.3 %
14,025,000     Frontier Communications Corp., 8.25%, 5/1/14 (c)$14,270,438
3,365,000      GCI, Inc., 7.25%, 2/15/14                         3,129,450
4,280,000      Mastec, Inc., 7.625%, 2/1/17                      3,809,200
6,300,000      Paetec Holdings Corp., 9.5%, 7/15/15              5,449,500
8,250,000      Qwest Corp., 8.375%, 5/1/16                       8,456,250
                                                               $35,114,838
               Wireless Telecommunication Services - 0.6 %
7,930,000      Cricket Communications Inc., 9.375%, 11/1/14 (c)$ 8,048,950
8,665,000      Metropcs Wireless, Inc., 9.25%, 11/1/14           8,968,275
                                                               $17,017,225
               Total Telecommunication Services                $65,622,063
               Utilities - 2.7 %
               Electric Utilities - 0.9 %
33,030,000     TXU Energy Co., 10.25%, 11/1/15 (c)             $25,928,542
               Independent Power Producer & Energy Traders - 1.6 %
8,400,000      Allegheny Generating Co., 6.875%, 9/1/23        $ 7,847,414
17,000,000     Intergen NV, 9.0%, 6/30/17                       16,745,000
19,225,000     NRG Energy, Inc., 7.375%, 1/15/17                18,552,125
                                                               $43,144,539
               Multi-Utilities - 0.2 %
5,335,000      Public Service of New Mexico 9.25%, 5/15/15     $ 5,174,950
               Total Utilities                                 $74,248,031
               TOTAL CORPORATE BONDS
               (Cost  $1,972,884,408)                          $1,664,514,297

               SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.7 % ** Energy - 0.3 %
               Oil & Gas Equipment Services- 0.2 %
6,178,313 8.00 Hudson Products Holdings, Inc., Term Loan, 8/24/$ 5,807,614
               Oil & Gas Exploration & Production - 0.1 %
3,709,267 4.31 Venoco, Inc., Second Lien Loan, 9/20/11         $ 2,888,591
               Total Energy                                    $ 8,696,205
               Materials - 0.0 %
               Steel - 0.0 %
2,394,892 7.25 Niagara Corp., Term Loan, 6/29/14               $ 1,221,395
               Total Materials                                 $ 1,221,395
               Capital Goods - 0.0 %
               Construction & Farm Machinery & Heavy Trucks - 0.0 %
500,000   8.00 Accuride Corp.,Term Advance Loan, 1/31/12       $  461,250
               Total Capital Goods                             $  461,250
               Transportation - 0.1 %
               Air Freight & Couriers - 0.1 %
828,244   3.60 Ceva Group Plc, Additional Pre Term Loan, 11/4/1   594,956
2,474,547 3.29 Ceva Group Plc, U.S. Term Loan, 11/4/13           1,847,661
                                                               $ 2,442,617
               Total Transportation                            $ 2,442,617
               Automobiles & Components - 0.3 %
               Tires & Rubber - 0.2 %
7,817,000 2.04 Goodyear Tire & Rubber Co., Second Term Loan, 4/$ 7,243,752
               Total Automobiles & Components                  $ 7,243,752
               Consumer Services - 0.3 %
               Casinos & Gaming - 0.3 %
1,798,668 3.10 Gateway Casinos & Entertainment, Delayed Draw Te$ 1,178,127 8,880,639 3.10 Gateway Casinos & Entertainment, Term Advance Lo 5,816,819 10,000,00 6.10 Gateway Casinos & Entertainment, 2nd Lien Advanc 2,075,000
                                                               $ 9,069,946
               Total Consumer Services                         $ 9,069,946
               Health Care Equipment & Services - 0.3 %
               Health Care Supplies - 0.3 %
9,200,000 4.54 IM U.S. Holding LLC, Term Loan, 6/26/15         $ 8,567,500
               Total Health Care Equipment & Services          $ 8,567,500
               Insurance - 0.9 %
               Insurance Brokers - 0.7 %
5,305,500 3.60 Alliant Holdings I, Inc., Term Loan, 8/21/14    $ 4,841,269
1,772,356 2.79 HUB International Holdings, Delayed Draw Term Lo 1,633,890 7,885,147 2.79 HUB International Holdings, Initial Term Loan, 6 7,269,120 5,439,000 3.35 USI Holdings Corp., Trance B Term Loan, 5/15/14 4,623,150
                                                               $18,367,429
               Multi-Line Insurance - 0.1 %
7,623,490 3.14 AmWINS Group, Inc., Initial Term Loan, 6/8/13   $ 4,907,621
               Total Insurance                                 $23,275,050
               Software & Services - 0.1 %
               Systems Software - 0.1 %
1,850,000 2.92 Vangent, Inc., Term Loan, 2/14/13               $ 1,706,625
               Total Software & Services                       $ 1,706,625
..              Telecommunication Services - 0.1 %
               Wireless Telecommunication Services - 0.0 %
2,770,000 3.30 Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/$ 2,409,900
               Total Telecommunication Services                $ 2,409,900
               Utilities - 0.3 %
               Independent Power Producer & Energy Traders - 0.2 % 5,501,356 2.01 NRG Energy, Inc., Credit Linked Loan, 2/1/13 $ 5,230,413
2,957,275 0.50 NRG Energy, Inc., Term Loan, 2/1/13               2,811,630
                                                               $ 8,042,043
               Total Utilities                                 $ 8,042,043
               TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
               (Cost  $90,100,928)                             $73,136,283

               MUNICIPAL BONDS - 0.0 %
               Commercial Services & Supplies - 0.0 %
               Environmental & Facilities Services - 0.0 %
10,000,00 7.60 Ohio Air Quality Development, Floating Rate Note$ 1,000,000
               TOTAL MUNICIPAL BONDS
               (Cost $10,000,000)                              $ 1,000,000

               TEMPORARY CASH INVESTMENTS - 10.6 %
               Repurchase Agreements - 0.7 %
5,000,000   Bank of America, 0.19%, dated 7/31/09, repurchase price
            of $5,000,000 plus accrued interest on 8/3/09 collateralized by
               $5,100,000 Federal National Mortgage Association$ 5,000,000

5,000,000  BNP Paribas, 0.21%, dated 7/31/09, repurchase pr
           of $5,000,000 plus accrued interest on 8/3/09 collateralized by the following:

          $1,688,615 Federal National Mortgage Association (ARM), 2.539-
            6.464%, 4/1/34-10/1/37
          $1,555,676 Federal Home Loan Mortgage Corp., 3.09-6.21%, 9/1/33-
            11/1/37
            $1,060,491 Freddie Mac Giant, 4.5-6.0%, 5/1/21-7/1/39
             $815,218 Federal National Mortgage Association.,    5,000,000

5,000,000 0.20 Deutsche Bank, 0.20%, dated 7/31/09, repurchase
               $5,000,000 plus accrued interest on 8/3/09 collateralized by the following:

            $1,220,511 Government National Mortgage Association I, 4.5-7.0%,
              6/15/24-7/15/39
           $59,735 Government National Mortgage Association, 4.625%, 9/20/33
            $623,009 Federal Home Loan Mortgage Corp., 5.949-6.039%, 1/1/37-
10/1/37
             $1,827,437 Federal National Mortgage Association (ARM), 3.151-
            6.072%, 5/1/19-5/1/38
             $1,369,308 Freddie Mac Giant, 5.0-7.0%, 7/1/21-7/ 5,000,000

5,000,000 0.20 JPMorgan, 0.20%, dated 7/31/09, repurchase price
               $5,000,000 plus accrued interest on 8/3/09 collateralized by $5,079,088 Freddie Mac Giant, 4.0-7.0%, 2/1/24 5,000,000
               Total Repurchase Agreements                     $20,000,000

               Securities Lending Collateral  - 9.9 % (d)
               Certificates of Deposit:
6,342,382      Abbey National Plc, 1.27%, 8/13/09              $ 6,342,382
9,513,572      Royal Bank of Canada NY, 1.19%, 8/7/09            9,513,572
12,676,166     Cafco, 0.40%, 10/1/09                            12,676,166
8,875,486      Ciesco, 0.40%, 9/9/09                             8,875,486
12,677,575     Kithaw, 0.40%, 9/21/09                           12,677,575
9,508,419      Char FD, 0.30%, 10/5/09                           9,508,419
3,169,070      Char FD, 0.28%, 10/26/09                          3,169,070
7,984,818      Old LLC, 0.30%, 10/16/09                          7,984,818
5,075,466      Old LLC, 0.32%, 10/15/09                          5,075,466
2,307,563      TB LLC, 0.25%, 8/12/09                            2,307,563
12,683,836     Merrill Lynch, 0.38%, 8/14/09                    12,683,836
12,684,763     Societe Generale, 1.06%, 9/4/09                  12,684,763
12,684,763     U.S. Bank NA, 0.76%, 8/24/09                     12,684,763
                                                               $116,183,879
               Commercial Paper:
12,684,763     Monumental Global Funding, Ltd., 1.28%, 8/17/09 $12,684,763
6,342,382      CME Group, Inc., 1.21%, 8/6/09                    6,342,382
9,515,708      GE, 0.59%, 9/18/09                                9,515,708
2,561,271      GE, 0.32%, 10/26/09                               2,561,271
12,684,763     HSBC Bank, Inc., 1.31%, 8/14/09                  12,684,763
3,171,191      IBM, 0.90%, 9/25/09                               3,171,191
11,416,287     New York Life Global, 0.75%, 9/4/09              11,416,287
                                                               $58,376,365
               Tri-party Repurchase Agreements:
44,396,671     Deutsche Bank, 0.19%, 8/3/09                    $44,396,671
37,092,911     Barclays Capital Markets, 0.19%, 8/3/09          37,092,911
                                                               $81,489,582
Shares
               Money Market Mutual Fund:
6,342,382      Fidelity Prime Money Market Fund                $ 6,342,380
6,342,382      Dreyfus Prefferred Money Market Fund              6,342,382
                                                               $12,684,762
               Total Securities Lending Collateral             $268,734,588
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $288,734,588)                            $288,734,588

               TOTAL INVESTMENT IN SECURITIES - 108.6%
               (Cost  $3,268,235,144)                        $2,951,240,180

               OTHER ASSETS AND LIABILITIES - (8.6)%         $(232,613,620)

               TOTAL NET ASSETS - 100.0%                     $2,718,626,560

* Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
               Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2009, the value of these securities amounted to $331,832,250 or 12.2% of total net assets.

(a) At July 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $3,268,235,144 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost     $71,042,334

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value     (388,037,298)

               Net unrealized loss                          $(316,994,964)

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end

(c)            At July 31, 2009, the following securities were out on loan:

Principal
Amount                             Security                        Value
 $12,609,000   Allison Transmissions, Inc., 11.0%, 11/1/15 (144$11,474,190
2,000,000      Arco Chemical Co., 9.8%, 2/1/20                    530,000
16,701,000     Baldor Electric, 8.625%, 2/15/17                 16,742,753
1,061,000      Bausch & Lomb, Inc., 9.875%, 11/1/15              1,058,348
2,974,000      Biomet, Inc., 10.375%, 10/15/17                   3,182,180
5,566,000      Bombardier, Inc., 8.0%, 11/15/14 (144A)           5,371,190
28,155,000     Bowater, Inc., 6.5%, 6/15/13                      4,504,800
2,025,000      Cooper Standard Automotive, Inc., 7.0%, 12/15/12   455,625
5,941,000      Cricket Communications Inc., 9.375%, 11/1/14      6,030,115
7,680,000      Crown Cork and Seal Co., Inc., 7.375%, 12/15/26   6,624,000
11,400,000     D.R. Horton, Inc., 2.0%, 5/15/14                 12,753,750
1,835,000      Denbury Resources, Inc., 9.75%, 3/1/16            1,958,863
240,000        Dollar Financial, 2.875%, 6/30/27 (144A)           180,000
14,858,000     First Data Corp., 9.875%, 9/24/15 (144A)         12,536,438
2,500,000      Frontier Communications Corp., 8.25%, 5/1/14      2,543,750
8,160,000      General Cable Corp., 7.125%, 4/1/17               7,752,000
5,692,000      Georgia Gulf Corp., 9.5%, 10/15/14                3,642,880
3,835,000      Graham Packaging Co., 9.875%, 10/15/14            3,672,013
6,335,000      Graphic Packaging Co., 9.5%, 8/15/13              6,311,244
685,000        Greenbrier Co., Inc., 8.375%, 5/15/15              506,900
1,680,000      HCA, Inc. 9.875%, 2/15/17                         1,768,200
1,290,000      Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)     583,725
2,000,000      Intelsat Subsidary Holdings Co., Ltd., 8.5%, 1/15 2,020,000
3,000,000      Interpublic Group, Inc., 7.25%, 8/15/11           3,135,000
1,800,000      Inverness Medical Innovation, 9.0%, 5/15/16       1,800,000
5,000,000      MannKind Corp., 3.75%, 12/15/13                   3,037,500
5,582,000      MBIA Insurance Corp., Floating Rate Note, 1/15/33 1,974,633
500,000        Nortel Networks, 2.125%, 4/15/14                   203,125
6,750,000      Plains Exploration & Production Co., 10.0%, 3/1/1 7,298,437
1,290,000      Plains Exploration & Production Co., 7.75%, 6/15/ 1,280,325
2,290,000      Psychiatric Solutions, Inc., 7.75%, 7/15/15       2,169,775
2,675,900      Sally Holdings LLC, 10.5%, 11/15/16               2,756,177
2,265,000      Scientific Games Corp., 6.25%, 12/15/12           2,197,050
2,117,000      Scientific Games International, Inc., 9.25%, 6/15 2,191,095
5,749,000      Sungard Data Systesm, Inc., 9.125%, 8/15/13       5,863,980
585,000        Telesat Canada, 11.0%, 11/1/15                     605,475
2,000,000      Telesat Canada, 12.5%, 11/1/17                    2,040,000
600,000        Tesoro Corp., 6.5%, 6/1/17 (144A)                  525,000
31,505,700     TXU Energy Co., 10.25%, 11/1/15                  24,731,967
2,199,000      Univision Communications, 9.75%, 3/15/15 (144A)  1,473,330
9,053,000      Yankee Acquisition Corp., 8.5%, 2/15/15           8,102,435
8,378,000      Yankee Acquisition Corp., 9.75%, 2/15/17          6,953,740

Shares

28,000         Alliance One International, Inc. *                 115,920
4,688,000      BE Aerospace, Inc. *                             75,758,080
1,100          Cinemark Holdings, Inc.                            12,199
100,000        ESCO Electronics Corp. *                          4,109,000
163,700        General Cable Corp. *                             6,346,649
21,100         General Communication, Inc. *                      144,535
20,000         Hercules Offshore, Inc. *                          94,800
85,000         Inverness Medical Innovations, Inc. *             2,860,250
12,500         Itron, Inc. *                                      652,125
148,100        J.C. Penney Co., Inc.                             4,465,215
34,100         Lennox International, Inc.                        1,188,385
987,375        NRG Energy, Inc. *                               26,866,474
672,600        PolyMet Mining Corp. *                            1,116,516
260,000        SandRidge Energy, Inc. *                          2,431,000
436,800        Scientific Games Corp. *                          7,871,136
156,000        Starbucks Corp. *                                 2,761,200
167,400        Texas Industries, Inc.                            7,616,700
25,000         Titanium Metals Corp.                              209,250
100,000        Tyco Electronics, Ltd.                            2,147,000
               Total                                           $337,308,440

(d)            Securities lending collateral is managed by Credit
               Suisse, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:
                             Level 1       Level 2     Level 3     Total

Asset backed securities         $0       $1,484,006    $0    $1,484,006
Collateralized Mortgage Oblig    0        1,378,950     0   1,378,950
Corporate bonds                  0    1,664,514,297     0  1,664,514,297
Convertible bond                 0      438,609,812     0   438,609,812
Municipal bonds                  0        1,000,000     0   1,000,000
Floating rate loans              0       73,136,283     0   73,136,283
Common stocks              326,791,842      0           0   326,791,842
Covertible preferred stock  50,950,320  104,640,082     0   155,590,402
Temporary cash              12,684,762  276,049,826     0   288,734,588
Total                   $390,426,924  $2,560,813,256   $0 $2,951,240,180




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.